BIOLOGICAL ASSETS	12 Months Ended
Aug. 31, 2019
Disclosure of detailed information about biological assets [abstract]
BIOLOGICAL ASSETS [Text Block]

7. BIOLOGICAL ASSETS

The Company measures biological assets consisting of cannabis plants at fair value less costs to sell up to the point of harvest, which becomes the basis for the cost of finished goods inventories after harvest. Subsequent expenditures on these finished goods inventories after harvest are capitalized based on IAS 2 Inventories.

The changes in the carrying value of biological assets as of August 31, 2019 and 2018 are as follows:

	OTHER
	BIOLOGICAL ASSETS	CANNABIS ON PLANTS	TOTAL

Carrying amount, August 31, 2017	$6	$2,774	$2,780

Add (less) net production costs	593	14,357	14,950

Net change in fair value less costs to sell due to biological transformation	-	10,736	10,736

Transferred to inventory upon harvest	-	(8,608)	(8,608)

Carrying amount, August 31, 2018	$599	$19,259	$19,858

Add (less) net production costs	(596)	37,534	36,938

Net change in fair value less costs to sell due to biological transformation	-	(8,060)	(8,060)

Transferred to inventory upon harvest	-	(28,084)	(28,084)

Carrying amount, August 31, 2019	$3	$20,649	$20,652

The fair value less costs to sell of biological assets is determined using a model which estimates the expected harvest yield in grams for plants currently being cultivated, and then adjusts that amount for the expected selling price per gram and also for any additional costs to be incurred, such as post-harvest costs. The following unobservable inputs, all of which are classified as Level 3 on the fair value hierarchy (see Note 17), are used in determining the fair value of biological assets:

i.	Average selling price per gram – calculated as the weighted average historical selling price of cannabis sold by the Company, adjusted for expectations about future pricing;

ii.	Yield by plant – represents the number of grams of finished cannabis inventory which are expected to be obtained from each harvested cannabis plant;

iii.

Wastage of plants based on their various stages of growth – represents the weighted average percentage of biological assets which are expected to fail to mature into cannabis plants that can be harvested;

iv.

Post-harvest costs – calculated as the cost per gram of harvested cannabis to complete the sale of cannabis plants post-harvest, consisting of the cost of direct and indirect materials and labour related to drying, labelling and packing.

The Company estimates the harvest yields for the cannabis on plants at various stages of growth. As of August 31, 2019, it is expected that the Company’s biological assets will yield 16,595 kilograms (August 31, 2018 – 11,036 kilograms) of cannabis when eventually harvested. The Company’s estimates are, by their nature, subject to change and differences from the anticipated yield will be reflected in the fair value adjustment to biological assets in future periods. The Company accretes fair value on a straight-line basis according to stage of growth. As a result, a cannabis plant that is 50% through its 19-week growing cycle would be ascribed approximately 50% of its harvest date expected fair value less costs to sell (subject to wastage adjustments).

Management believes the most significant unobservable inputs and their impact on fair value are as follows:

SIGNIFICANT INPUTS &	WEIGHTED AVERAGE INPUT			EFFECT ON FAIR VALUE
ASSUMPTIONS	AUG. 31, 2019	AUG. 31, 2018	SENSITIVITY	AUG. 31, 2019	AUG. 31, 2018

Average net selling price per gram	$5.65	$5.65	Increase or decrease by $1.00 per gram	$3,657	$4,275

Average yield per plant	151 grams	149 grams	Increase or decrease by 10 grams	$1,367	$1,292

The fair value adjustment to biological assets and inventory sold consists of the following:

	AUGUST 31, 2019	AUGUST 31, 2018

Realized fair value amounts included in inventory sold	$(50,477)	$(5,822)
Increase (decrease) in fair value on growth of biological assets	75,338	51,840
Adjustment to net realizable value	(14,284)	-
Fair value adjustment to biological assets	$10,577	$46,018